Prepayments and other receivables (Tables)	6 Months Ended
Jun. 30, 2022
Prepayments And Other Receivables
Schedule of Prepayments and Other Receivables
	June 30, 2022		December 31, 2021

Deposits for electricity		$345,000	$-
Share of a bitcoin project		186,200	-
	$		$-
		531,200	-